SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 15, 2020	May 31, 2017	Dec. 31, 2019	Mar. 01, 2020
Subsequent Event [Line Items]
Insurance deductible			$ 2,500
Granted		3,473,515
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares issued				641,500
Exercise price				$ 11.70
Granted	233,000
Subsequent Event [Member] | RSU's [Member]
Subsequent Event [Line Items]
Granted	518,300
Vesting period	4 years